Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DODGE & COX FUNDS
Entity Central Index Key	0000029440
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Dodge & Cox Stock Fund Class I - DODGX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class I
Trading Symbol	DODGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class I	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 109,125,442,749
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 109,125,442,749
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	7%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	25.2%
Health Care	21.9%
Industrials	12.1%
Communication Services	11.9%
Information Technology	7.7%
Energy	6.5%
Consumer Discretionary	4.8%
Consumer Staples	2.7%
Materials	2.7%
Utilities	1.3%
Real Estate	0.6%

Dodge & Cox Stock Fund Class X - DOXGX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Stock Fund
Class Name	Class X
Trading Symbol	DOXGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Stock Fund — Class X for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Stock Fund — Class X	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 109,125,442,749
Holdings Count | Holdings	84
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 109,125,442,749
Total Number of Portfolio Holdings	84
Portfolio Turnover Rate	7%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	25.2%
Health Care	21.9%
Industrials	12.1%
Communication Services	11.9%
Information Technology	7.7%
Energy	6.5%
Consumer Discretionary	4.8%
Consumer Staples	2.7%
Materials	2.7%
Utilities	1.3%
Real Estate	0.6%

Dodge & Cox Global Stock Fund Class I - DODWX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class I
Trading Symbol	DODWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class I	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 11,076,635,431
Holdings Count | Holdings	191
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$11,076,635,431
Total Number of Portfolio Holdings	191
Portfolio Turnover Rate	16%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of
Fund total net assets.
Sector Diversification
Financials	26.8%
Health Care	20.9%
Communication Services	10.6%
Industrials	10.2%
Consumer Discretionary	8.5%
Materials	7.1%
Energy	4.9%
Information Technology	4.8%
Consumer Staples	3.1%
Utilities	0.8%
Region Diversification

Dodge & Cox Global Stock Fund Class X - DOXWX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Stock Fund
Class Name	Class X
Trading Symbol	DOXWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Stock Fund — Class X for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Stock Fund — Class X	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 11,076,635,431
Holdings Count | Holdings	191
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$11,076,635,431
Total Number of Portfolio Holdings	191
Portfolio Turnover Rate	16%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Financials	26.8%
Health Care	20.9%
Communication Services	10.6%
Industrials	10.2%
Consumer Discretionary	8.5%
Materials	7.1%
Energy	4.9%
Information Technology	4.8%
Consumer Staples	3.1%
Utilities	0.8%
Region Diversification

Dodge & Cox International Stock Fund Class I - DODFX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class I
Trading Symbol	DODFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 47,640,619,557
Holdings Count | Holdings	188
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$47,640,619,557
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	11%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of
Fund
total net assets.
Sector Diversification
Financials	23.1%
Health Care	14.1%
Consumer Discretionary	12.0%
Materials	11.3%
Industrials	9.4%
Consumer Staples	8.0%
Information Technology	7.5%
Energy	6.6%
Communication Services	4.4%
Real Estate	1.4%
Region Diversification

Dodge & Cox International Stock Fund Class X - DOXFX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox International Stock Fund
Class Name	Class X
Trading Symbol	DOXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox International Stock Fund — Class X for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox International Stock Fund — Class X	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 47,640,619,557
Holdings Count | Holdings	188
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$47,640,619,557
Total Number of Portfolio Holdings	188
Portfolio Turnover Rate	11%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage
of Fund total net assets.
Sector Diversification
Financials	23.1%
Health Care	14.1%
Consumer Discretionary	12.0%
Materials	11.3%
Industrials	9.4%
Consumer Staples	8.0%
Information Technology	7.5%
Energy	6.6%
Communication Services	4.4%
Real Estate	1.4%
Region Diversification

Dodge & Cox Emerging Markets Stock Fund - DODEX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Emerging Markets Stock Fund
Class Name	Dodge & Cox Emerging Markets Stock Fund
Trading Symbol	DODEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Emerging Markets Stock Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Emerging Markets Stock Fund	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 337,421,819
Holdings Count | Holdings	311
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$337,421,819
Total Number of Portfolio Holdings	311
Portfolio Turnover Rate	9%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net
assets.
Ten Largest Countries
China	23.8%
Taiwan	13.7%
India	11.3%
South Korea	9.6%
Brazil	6.0%
Mexico	3.7%
United States	2.9%
Peru	2.2%
Australia	2.0%
Hong Kong	1.9%
Sector Diversification

Largest Holdings [Text Block]	Ten Largest Countries
China	23.8%
Taiwan	13.7%
India	11.3%
South Korea	9.6%
Brazil	6.0%
Mexico	3.7%
United States	2.9%
Peru	2.2%
Australia	2.0%
Hong Kong	1.9%

Dodge & Cox Balanced Fund Class I - DODBX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class I
Trading Symbol	DODBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class I	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 14,204,337,079
Holdings Count | Holdings	486
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$14,204,337,079
Total Number of Portfolio Holdings	486
Portfolio Turnover Rate	11%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage
of Fund total net assets.
Asset
Allocation
Common Stocks	62.4%
Debt Securities	35.5%
Net Cash & Other (a)	2.1%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification

Fixed Income Sector Diversification

Dodge & Cox Balanced Fund Class X - DOXBX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Balanced Fund
Class Name	Class X
Trading Symbol	DOXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Balanced Fund — Class X for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Balanced Fund — Class X	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 14,204,337,079
Holdings Count | Holdings	486
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$14,204,337,079
Total Number of Portfolio Holdings	486
Portfolio Turnover Rate	11%

Holdings [Text Block]
Graphical Representations of Holdings
The table and charts below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of
Fund
total net assets.
Asset
Allocation
Common Stocks	62.4%
Debt Securities	35.5%
Net Cash & Other (a)	2.1%
(a)	Net Cash & Other includes cash, short-term investments, derivatives, receivables, and payables.
Equity Sector Diversification

Fixed Income Sector Diversification

Dodge & Cox Income Fund Class I - DODIX
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class I
Trading Symbol	DODIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class I	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 78,831,802,533
Holdings Count | Holdings	1,389
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$78,831,802,533
Total Number of Portfolio Holdings	1,389
Portfolio Turnover Rate	6%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.6%
Corporate	31.6%
U.S. Treasury	14.8%
Government-Related	3.4%

Dodge & Cox Income Fund Class X - DOXIX [Member]
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Income Fund
Class Name	Class X
Trading Symbol	DOXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Income Fund — Class X for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Income Fund — Class X	$ 16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 78,831,802,533
Holdings Count | Holdings	1,389
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 78,831,802,533
Total Number of Portfolio Holdings	1,389
Portfolio Turnover Rate	6%

Holdings [Text Block]
Graphical Representations of Holdings
The table below provides information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Sector Diversification
Securitized	48.6%
Corporate	31.6%
U.S. Treasury	14.8%
Government-Related	3.4%

Dodge & Cox Global Bond Fund Class I DODLX [Member]
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class I
Trading Symbol	DODLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class I for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class I	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 2,882,825,866
Holdings Count | Holdings	268
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$ 2,882,825,866
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	18%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	47.1%
United Kingdom	8.5%
Mexico	5.2%
Brazil	4.4%
Japan	3.6%
Sector Diversification

Largest Holdings [Text Block]	Five Largest Countries
United States	47.1%
United Kingdom	8.5%
Mexico	5.2%
Brazil	4.4%
Japan	3.6%

Dodge & Cox Global Bond Fund Class X DOXLX [Member]
Shareholder Report [Line Items]
Fund Name	Dodge & Cox Global Bond Fund
Class Name	Class X
Trading Symbol	DOXLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dodge & Cox Global Bond Fund — Class X for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dodgeandcox.com/documents . You can also request this information by contacting us at 800-621-3979 .
Additional Information Phone Number	800-621-3979
Additional Information Website	dodgeandcox.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dodge & Cox Global Bond Fund — Class X	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 2,882,825,866
Holdings Count | Holdings	268
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund Net Assets	$2,882,825,866
Total Number of Portfolio Holdings	268
Portfolio Turnover Rate	18%

Holdings [Text Block]
Graphical Representations of Holdings
The table and chart below provide information related to the holdings of the Fund, excluding derivatives unless otherwise noted, represented as a percentage of Fund total net assets.
Five Largest Countries
United States	47.1%
United Kingdom	8.5%
Mexico	5.2%
Brazil	4.4%
Japan	3.6%
Sector Diversification

Largest Holdings [Text Block]	Five Largest Countries
United States	47.1%
United Kingdom	8.5%
Mexico	5.2%
Brazil	4.4%
Japan	3.6%